Schedule of revenue (Details) - USD ($)	2 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended		12 Months Ended
	May 31, 2024	Aug. 31, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
At a point in time
Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
At a point in time						$ 2,403,552	$ 3,594,828
Alps Global Holding Berhad [Member] | Cellular Therapy [Member]
IfrsStatementLineItems [Line Items]
At a point in time						407,443	245,875
Alps Global Holding Berhad [Member] | Medical Testing Laboratory And Aesthetics Beauty Services [Member]
IfrsStatementLineItems [Line Items]
At a point in time						1,755,910	3,009,485
Alps Global Holding Berhad [Member] | Consultation Fee [Member]
IfrsStatementLineItems [Line Items]
At a point in time						232,173	330,104
Alps Global Holding Berhad [Member] | Sale of Medicine and Health care Product [Member]
IfrsStatementLineItems [Line Items]
At a point in time						8,026	9,364
Alps Global Holding Berhad [Member] | Goods or services transferred at point in time [member]
IfrsStatementLineItems [Line Items]
At a point in time						$ 2,403,552	$ 3,594,828
Alps Global Holding Berhad [Member] | Management Fees [member]
IfrsStatementLineItems [Line Items]
At a point in time				$ 7,111	$ 6,410
Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
At a point in time				1,829,681	1,280,229
Alps Life Science Inc [Member] | Cellular Therapy [Member]
IfrsStatementLineItems [Line Items]
At a point in time				278,242	192,946
Alps Life Science Inc [Member] | Medical Testing Laboratory And Aesthetics Beauty Services [Member]
IfrsStatementLineItems [Line Items]
At a point in time				1,322,844	733,872
Alps Life Science Inc [Member] | Consultation Fee [Member]
IfrsStatementLineItems [Line Items]
At a point in time				219,496	340,814
Alps Life Science Inc [Member] | Sale of Medicine and Health care Product [Member]
IfrsStatementLineItems [Line Items]
At a point in time				1,988	6,187
Alps Life Science Inc [Member] | Goods or services transferred at point in time [member]
IfrsStatementLineItems [Line Items]
At a point in time				$ 1,829,681	$ 1,280,229